Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Millions	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 0.7		$ 0.5
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 10.00		₪ 10.00
Ordinary shares, authorized	180,000		180,000
Ordinary shares, issued	66,784		65,677
Ordinary shares, outstanding	66,784		65,677